Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Changes in Cost Method Investment

The following table presents changes in cost method investment for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,542,454	$1,714,058
Acquisitions	76,520	—
Fair value adjustment of retained noncontrolling investment	—	—
Exchange difference	95,084	(82,166)
Ending balance	$1,714,058	$1,631,892